Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2020

	Shares	Value
Common Stocks - 98.74%

Aerospace & Defense - 0.78%
CPI Aerostructures, Inc.	35,831	80,620
		80,620

Banks - 5.75%
County Bancorp, Inc.	12,118	224,183
First Internet Bancorp.	15,479	254,165
Meridian Bank	8,464	115,788
		594,136

Biotechnology - 2.22%
Pdl Biopharma, Inc.	81,291	229,241
		229,241

Capital Markets - 5.07%
Calamos Asset Management Inc Esc	15,000	-
Donnelley Financial Solutions	26,414	139,202
Newtek Business Services Corp.	1,791	23,659
COWEN, Inc.	19,880	192,041
180 Degree Capital Corp.	123,903	168,285
		523,187

Chemicals - 1.91%
Landec Corp.	22,759	197,776
		197,776

Commercial Services & Supplies - 3.11%
Perma-Fix Environmental Services, Inc.	41,524	216,340
HC2 Holdings, Inc.	67,610	104,796
		321,136

Communication Equipment- 2.78%
PCTEL, Inc.	9,894	65,795
Aviat Networks, Inc.	25,992	220,932
		286,727

Construction & Engineering - 2.44%
Sterling Construction Co., Inc.	13,480	128,060
Orion Group Holdings Inc.	47,831	124,361
		252,421

Distributors - 2.4%
VOXX International Corp.	86,920	247,722
		247,722

Diversified Financial Services - 3.82%
Pico Holdings, Inc.	20,654	160,688
TIPTREE, Inc.	44,879	234,268
		394,957

Diversified Telecommunication Services - 1.51%
Alaska Communications Systems Group Inc	89,492	155,716
		155,716

Electrical Equipment, Instruments & Comp - 6%
Iteris, Inc	21,626	69,203
Key Tronic Corporation	55,546	161,639
Perceptron, Inc.	43,733	125,951
Richardson Electronics Ltd.	68,560	262,585
		619,378

Energy Equipment & Services-0.9%
Profire Energy, Inc.	211,387	166,488
Dawson Geophysical Co.	95,391	92,682
		259,170

Equity Real Estate Investment Trusts - 3.12%
Postal Realty Trust, Inc.	20,339	321,763
		321,763

Financial Services - 1.95%
TriState Capital Holdings, Inc.	7,044	68,115
Federal Agricultural Mortgage Corporation	976	54,295
Diamond Hill Investment Group, Inc.	874	78,870
		201,280

Food Products - 2.14%
Coffee Holding Company, Inc.	94,994	221,336
		221,336

Health Care Equipment & Supplies - 1.47%
Invacare Corp.	20,417	151,698
		151,698

Health Care Providers & Services - 2.03%
Catasys Inc.	4,069	61,971
Psychemedics Corporation	24,359	147,372
		209,343

Household Durables - 3.7%
Flexsteel Industries	12,971	142,162
ZAGG, Inc.	77,158	239,961
		382,124

IT Services - 1.8%
Computer Task Group Inc.	48,572	186,031
		186,031

Insurance - 2.13%
Hallmark Financial Services, Inc.	12,659	51,142
United Insurance Holdings Corp.	18,254	168,667
		219,809

Internet & Direct Marketing Retail - 0.54%
iMedia Brands, Inc.	28,106	55,369
		55,369

Internet Software & Services - 1.48%
Synacor, Inc.	149,472	152,461
		152,461

Machinery - 4.63%
LB Foster Co.	16,891	208,773
Twin Disc, Inc.	1,454	10,149
FreightCar America, Inc.	43,263	40,235
Graham Corporation	13,710	176,859
STARRETT L S Co.	12,902	41,802
		477,818

Marine - 1.85%
Genco Shipping & Trading Limited	16,595	106,540
Eagle Bulk Shipping Inc.	45,936	84,982
		191,522

Media - 0.21%
Salem Communications Corp.	25,232	21,702
		21,702

Metals & Mining -2.15%
Universal Stainless & Alloy Products, Inc.	22,290	171,856
Endeavour Silver Corp.	59,763	80,082
Schnitzer Steel Industries, Inc.	2,793	36,421
Olympic Steel Inc.	21,419	221,687
		510,046

Oil, Gas & Consumable Fuels - 7.97%
Vaalco Energy, Inc.	222,744	200,915
Adams Resources & Energy, Inc.	17,509	411,462
Nacco Industries, Inc.	2,832	79,239
Teekay Tankers Ltd.	5,898	131,172
		822,787

Professional Services - 1.95%
Acacia Research Corporation	90,755	201,476
		201,476

Semiconductors & Semiconductor Equipment- 6.05%
Amtech Systems, Inc.	78,244	340,361
AXT, Inc.	88,799	285,045
		625,406

Software - 0.93%
Allot Communications Ltd.	10,200	96,390
		96,390

Specialty Retail - 1.56%
Tandy Leather Factory, Inc.	37,921	136,516
GameStop Corp.	7,169	25,092
		161,607

Technology Harware, Storage & Peripheral Total - 2.23%
INTEVAC, Inc.	56,249	230,058
		230,058

Textiles, Apparel, & Luxury Goods - 2.46%
Lakeland Industries, Inc.	9,526	147,653
Movado Group, Inc.	9,018	106,593
		254,246

Thrifts & Mortgage Finance - 1.71%
Trustco Bank Corp	32,651	176,642
		176,642

Trading Companies & Distributors - 1.6%
Houston Wire & Cable Company	75,671	165,719
		165,719

TOTAL COMMON STOCKS (Cost $16,089,696)		10,198,818

Money Market Funds - 0.35%
First American Funds Government Obligation Class Y 0.89% (b)	35,957	35,957
		35,957

TOTAL MONEY MARKET FUNDS (Cost $35,957)		35,957

TOTAL INVESTMENTS (Cost $16,125,654) 99.09%		10,234,775

Other Assets In Excess of Liabilities - 0.91%		94,077

TOTAL NET ASSETS - 100.00%		10,328,853

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2020.
(c) Adviser owns more than 5% of the outstanding voting shares of the company.